Note 2 - Acquisitions of Businesses (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	0 Months Ended				9 Months Ended		10 Months Ended	3 Months Ended					9 Months Ended				6 Months Ended	12 Months Ended	9 Months Ended				6 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended	1 Months Ended	6 Months Ended		0 Months Ended	1 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	0 Months Ended
	Mar. 31, 2012	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Selling, General and Administrative Expenses [Member] MacDermid [Member]	Jun. 30, 2014 Selling, General and Administrative Expenses [Member] MacDermid [Member]	Apr. 16, 2014 Selling, General and Administrative Expenses [Member] Chemtura [Member]	Mar. 31, 2012 Trademarks [Member] Predecessor [Member] Specialty Chemical Business [Member]	Oct. 31, 2013 EBITDA [Member] MacDermid [Member]	Oct. 31, 2013 Stock Price [Member] MacDermid [Member]	Dec. 31, 2013 Successor [Member] MacDermid [Member]	Dec. 31, 2013 Successor [Member]	Oct. 31, 2013 Predecessor [Member] MacDermid [Member]	Mar. 31, 2012 Predecessor [Member] Specialty Chemical Business [Member]	Dec. 31, 2013 Predecessor [Member] Specialty Chemical Business [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2013 Customer Relationships [Member] MacDermid [Member] Minimum [Member]	Dec. 31, 2013 Customer Relationships [Member] MacDermid [Member] Maximum [Member]	Dec. 31, 2013 Customer Relationships [Member] MacDermid [Member]	Dec. 31, 2008 Customer Relationships [Member] MacDermid [Member]	Jun. 30, 2014 Customer Relationships [Member]	Dec. 31, 2013 Customer Relationships [Member]	Dec. 31, 2013 Developed Technology Rights [Member] MacDermid [Member] Minimum [Member]	Dec. 31, 2013 Developed Technology Rights [Member] MacDermid [Member] Maximum [Member]	Dec. 31, 2013 Developed Technology Rights [Member] MacDermid [Member]	Dec. 31, 2008 Developed Technology Rights [Member] MacDermid [Member]	Jun. 30, 2014 Developed Technology Rights [Member]	Dec. 31, 2013 Developed Technology Rights [Member]	Apr. 16, 2014 Cash [Member] Chemtura [Member]	Dec. 31, 2013 MacDermid [Member] Other Long-term Liabilities [Member]	Jun. 30, 2014 MacDermid [Member] Other Noncurrent Liabilities [Member]	Dec. 31, 2013 MacDermid [Member] Other Noncurrent Liabilities [Member]	Mar. 04, 2014 MacDermid [Member] MacDermid Savings Plan [Member]	Oct. 31, 2013 MacDermid [Member] MacDermid Savings Plan [Member]	Oct. 31, 2013 MacDermid [Member] MacDermid Savings Plan [Member]	Dec. 31, 2013 MacDermid [Member] MacDermid Savings Plan [Member]	Mar. 04, 2014 MacDermid [Member]	Jan. 31, 2014 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]	Mar. 04, 2014 MacDermid [Member]	Jun. 30, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Dec. 31, 2008 MacDermid [Member]	Mar. 31, 2012 Specialty Chemical Business [Member] MacDermid [Member]	Mar. 31, 2014 Specialty Chemical Business [Member] MacDermid [Member]	Apr. 16, 2014 Chemtura [Member]	Jun. 30, 2014 PDH [Member]	Dec. 31, 2013 PDH [Member]	Jun. 30, 2014 PDH [Member]
Note 2 - Acquisitions of Businesses (Details) [Line Items]
Business Acquisition, Percentage of Ownership																																			3.00%	3.00%		3.00%			97.00%
Business Combination, Consideration Transferred	$ 8,900,000																													$ 950,000											$ 1,800,000,000			$ 1,800,000,000				$ 8,900,000		$ 1,000,000
Business Combination, Consideration Transferred, Liabilities Incurred																																									754,200,000			754,200,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																																									100,000,000		100,000	100,000,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred																																							8,540,000	8,540,000
Fair Value Inputs, Discount Rate																																									2.00%					2.00%
Fair Value Inputs, Future Value of Cash Payments								60,000,000	40,000																															60,000,000					60,000,000	60,000,000
Business Combination, Contingent Consideration, Liability		58,600,000	34,800,000											1,200,000																	34,800,000	58,600,000	34,800,000							35,500,000	35,500,000			35,500,000	35,500,000	35,500,000	35,500,000
Business Combination, Acquisition Related Costs						9,900				15,200,000		16,925,000																																						5,000
Business Combination, Measurement Period Adjustment, Amortization Expense																																											600,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																																					3.00%			6.76%	6.76%		6.76%	6.76%	6.76%	6.76%					6.76%	6.76%
Annual Maximum Percentage of Holdings Exchanged																																																				25.00%	25.00%
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)																																																			8,800,000	8,900,000
Redeemable 401k Plan Interest			20,972,000								20,972,000																													20,972,000					20,972,000	20,972,000	21,000,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		15 years	15 years										6 years					8 years	20 years	16 years		16 years	16 years	7 years	10 years	10 years		10 years	10 years																15 years
Business Acquisition, Percentage of Voting Interests Acquired													95.00%																									3.00%				3.00%						95.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets													2,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment													2,000,000																											140,900,000					140,900,000	140,900,000	140,900,000
Goodwill		1,004,354,000	989,808,000								989,808,000		1,900,000		471,796,000	476,232,000	474,581,000																							990,000,000					990,000,000	990,000,000	990,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill													3,000,000							494,000,000						164,200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets							500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles													2,500,000								494,000,000						164,200,000
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability				10,800,000	23,800,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles																																											1,500,000
Business Acquisition, Share Price (in Dollars per share)		$ 11.00
Payments to Acquire Businesses, Gross																																		2,600,000								2,600,000							1,114,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)																																		1,670,386								1,670,386								2,000,000
Number of Major Product Lines		2																																																7
Escrow Deposit																																																		$ 315,000